Retirement Plans - Amounts in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (loss) gain	$ (87.0)	$ 0.1
Total	(87.0)	$ 0.1
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (loss) gain	0.2
Total	$ 0.2